Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Internally developed capitalized software	$ 345	$ 274
Less: accumulated amortization	(153)	(87)	$ (17)
Total intangible assets, net	$ 192	$ 187	$ 113